PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Provision for onerous contracts [Abstract]
Disclosure of detailed information about provision for onerous contract [Text Block]

	2023	2022
	US$’000	US$’000

Provision for onerous contracts (i)	277	592
	277	592

(i)
Provision for onerous contracts represents the present value of the future charter payments that the Group is presently obligated to make under non-cancellable onerous operating charter agreements and contracts of affreightment, less charter revenue expected to be earned on the charter and contract of affreightment. The estimate may vary as a result of changes to ship running costs and charter and freight revenue. No discounting was used as these are short-term onerous contracts and the effect of discounting is immaterial.

Disclosure of detailed information about analysis of provision for onerous contract Text block [Text Block]
	2023	2022
Analysis of provision for onerous contracts:	US$’000	US$’000

Balance at 1 January	592	1,019
Provision raised	277	592
Released to profit or loss	(592)	(1,019)
Balance at 31 December	277	592